Income Taxes - Schedule of Effective Tax Rate of the Company’s Provision (Benefit) for Income Taxes (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Effective Tax Rate of the Company’s Provision (Benefit) for Income Taxes [Abstract]
At statutory rate	21.00%	21.00%
Valuation allowance	(19.00%)	(23.00%)
Changes in stock-based compensation	(2.00%)	(1.00%)
Other	0.00%	3.00%
Effective tax rate